Property, Plant and Equipment - Schedule of Changes in Property, Plant and Equipment (Parenthetical) (Detail) - CAD ($) $ in Millions	12 Months Ended
	Jan. 31, 2025	Jan. 31, 2024
Disclosure of detailed information about property, plant and equipment [line items]
Government assistance	$ 0.4	$ 9.8
Depreciation on property plant and equipment included in cost of sales	333.2	300.3
Impairment charge on plant property equipment assets or disposal groups classified as held for sale	56.7
Unutilized Assets [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Impairment charge on plant property equipment assets or disposal groups classified as held for sale	7.5
Marine Businesses Assets [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Impairment charge on plant property equipment assets or disposal groups classified as held for sale	56.7
Cost of sales [member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation on property plant and equipment included in cost of sales	$ 258.7	$ 236.2